Cover	Jun. 10, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Jun. 10, 2022
Entity File Number	001-41261
Entity Registrant Name	Direct Digital Holdings, Inc.
Entity Central Index Key	0001880613
Entity Tax Identification Number	83-0662116
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1233 West Loop South
Entity Address, Address Line Two	Suite 1170
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77027
City Area Code	832
Local Phone Number	402-1051
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.001 per share
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.001 per share
Trading Symbol	DRCT
Security Exchange Name	NASDAQ
Warrants to purchase Class A common stock
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A common stock
Trading Symbol	DRCTW
Security Exchange Name	NASDAQ